GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in the carrying amount of goodwill
Goodwill	$ 857,670	$ 857,856		$ 857,913	$ 180,084	$ 180,141
Key assumptions used in estimating fair value under the discounted cash flow approach and under the income approach
Goodwill impairment	$ 0	$ 0	$ 0	$ 0